NY/349946.1

                                                                     Rule 497(d)
                                                      Registration No. 333-52792





                         THE PINNACLE FAMILY OF TRUSTS,
                          INDUSTRIAL TRUST SERIES VIII

                  Supplement to Prospectus dated August 7, 2001

On June 25, 2001, Johnson & Johnson ("JNJ") acquired Alza Corporation ("AZA"). As a result of the merger, the Trust will receive 1,929 shares of JNJ in place of 1,969 shares of AZA.